UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number 811-09813
                                                     ---------
                                 UMB Scout Funds
                              1010 Grand Boulevard
                              Kansas City, MO 64106
                              ---------------------
                    (Address of principal executive offices)

                         Scout Investment Advisors, Inc.
                              1010 Grand Boulevard
                              Kansas City, MO 64106
                              ---------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (816) 860-7512
                                                           --------------
                        Date of fiscal year end: June 30
                                                 -------
                  Date of reporting period: September 30, 2005
                                            ------------------

ITEM 1.  SCHEDULE OF INVESTMENTS

UMB Scout Funds
Schedule of Investments
September 30, 2005 (Unaudited)

UMB SCOUT STOCK FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

NUMBER OF
SHARES                                                                 VALUE

COMMON STOCKS - 98.7%
BANKS - 11.3%
         43,000 Bank of America Corp.                                $1,810,300
         43,400 Cullen/Frost Bankers, Inc.                            2,141,356
         26,000 Sun Trust Banks, Inc.                                 1,805,700
         21,726 Toronto-Dominion Bank                                 1,071,526
         66,200 U.S. Bancorp                                          1,858,896
         32,500 Wells Fargo & Co.                                     1,903,525
                                                                    -----------
                                                                     10,591,303
                                                                    -----------

CONSUMER DISCRETIONARY - 6.5%
         18,000 J. C. Penney Co., Inc.                                  853,560
         31,600 McDonald's Corp.                                      1,058,284
         76,800 Staples, Inc.                                         1,637,376
         15,000 Starwood Hotels & Resorts Worldwide, Inc.               857,550
         33,400 Target Corp.                                          1,734,462
                                                                    -----------
                                                                      6,141,232
                                                                    -----------

CONSUMER STAPLES - 7.8%
         48,000 CVS Corp.                                             1,392,480
         40,000 J.M. Smucker Co.                                      1,941,600
         33,400 PepsiCo, Inc.                                         1,894,114
         35,100 Procter & Gamble Co.                                  2,087,046
                                                                    -----------
                                                                      7,315,240
                                                                    -----------

DIVERSIFIED FINANCIALS - 7.3%
         28,900 American Express Co.                                  1,660,016
         48,200 Merrill Lynch & Co., Inc.                             2,957,070
         45,600 State Street Corp.                                    2,230,752
                                                                    -----------
                                                                      6,847,838
                                                                    -----------

ENERGY - 9.7%
         15,200 Apache Corp.                                          1,143,344
         37,800 ConocoPhillips                                        2,642,598
         30,600 Occidental Petroleum Corp.                            2,614,158
         32,300 Peabody Energy Corp.                                  2,724,505
                                                                    -----------
                                                                      9,124,605
                                                                    -----------

HEALTH CARE - 8.5%
         18,000 Aetna, Inc.                                           1,550,520
         70,800 Pfizer, Inc.                                          1,767,876
         45,000 Sanofi-Aventis ADR                                    1,869,750
         49,000 UnitedHealth Group, Inc.                              2,753,800
                                                                    -----------
                                                                      7,941,946
                                                                    -----------

INDUSTRIALS - 8.9%
         19,000 Burlington Northern Santa Fe Corp.                    1,136,200
         20,000 Caterpillar Inc.                                      1,175,000
         32,900 Emerson Electric Co.                                  2,362,220
         11,000 FedEx Corp.                                             958,430
         14,900 General Dynamics Corp.                                1,781,295
         12,000 L-3 Communications Holdings, Inc.                       948,840
                                                                    -----------
                                                                      8,361,985
                                                                    -----------

INFORMATION TECHNOLOGY - 15.1%
        112,000 Applied Materials, Inc.                              $1,899,520
         55,000 Flextronics International Ltd.*                         706,750
         60,000 Harris Corp.                                          2,508,000
         65,000 Hewlett-Packard Co.                                   1,898,000
         81,800 Intel Corp.                                           2,016,370
         55,000 Motorola, Inc.                                        1,214,950
         86,800 Texas Instruments, Inc.                               2,942,520
         70,000 Xerox Corp.*                                            955,500
                                                                    -----------
                                                                     14,141,610
                                                                    -----------

INSURANCE - 11.9%
         38,800 Allstate Corp.                                        2,145,252
         35,200 American International Group, Inc.                    2,180,992
         27,500 Chubb Corp.                                           2,462,625
         27,700 Hartford Financial Services Group, Inc.               2,137,609
         42,700 Lincoln National Corp.                                2,221,254
                                                                    -----------
                                                                     11,147,732
                                                                    -----------

REAL ESTATE - 1.9%
         60,000 Highwoods Properties, Inc.                            1,770,600
                                                                    -----------

TELECOMMUNICATION SERVICES - 4.0%
         29,900 ALLTEL Corp.                                          1,946,789
         74,900 Sprint Corp.                                          1,781,122
                                                                    -----------
                                                                      3,727,911
                                                                    -----------

UTILITIES - 5.8%
         17,700 Ameren Corp.                                            946,773
         12,500 Dominion Resources, Inc.                              1,076,750
         31,700 Duke Energy Corp.                                       924,689
         32,900 Entergy Corp.                                         2,445,128
                                                                    -----------
                                                                      5,393,340
                                                                    -----------


TOTAL COMMON STOCKS (COST $77,967,544) - 98.7%                       92,505,342

U.S.GOVERNMENT AGENCIES (COST $2,514,556) - 2.7%
         Federal Home Loan Bank
     $2,515,000  3.18%, 10/03/05                                      2,514,556
                                                                    -----------

TOTAL INVESTMENTS (COST $80,482,100) - 101.4%                        95,019,898

Liabilities less other assets - (1.4)%                               (1,278,543)
                                                                    -----------

TOTAL NET ASSETS - 100.0%
(equivalent to $16.27 per share; unlimited shares
of $1.00 par value capital shares authorized;
5,761,212 shares outstanding)                                       $93,741,355
                                                                    ===========

ADR - American Depositary Receipt
*Non-income producing security

See accompanying Notes to Schedules of investments.

UMB SCOUT GROWTH FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

NUMBER OF
SHARES                                                                  VALUE

COMMON STOCKS - 94.2%
CONSUMER DISCRETIONARY - 8.1%
           10,500 Carnival Corp.                                       $524,790
           10,500 Starbucks Corp.*                                      526,050
            8,000 Target Corp.                                          415,440
           10,300 Williams-Sonoma, Inc.*                                395,005
                                                                    -----------
                                                                      1,861,285
                                                                    -----------

CONSUMER STAPLES - 12.4%
           10,000 Costco Wholesale Corp.                                430,900
           23,300 CVS Corp.                                             675,933
           12,700 PepsiCo, Inc.                                         720,217
            4,200 The Procter & Gamble Co.                              249,732
           10,500 Wm. Wrigley Jr. Co.                                   754,740
                                                                    -----------
                                                                      2,831,522
                                                                    -----------

ENERGY - 9.5%
           13,900 Exxon Mobil Corp.                                     883,206
            8,800 Noble Corp.                                           602,448
            8,000 Occidental Petroleum Corp.                            683,440
                                                                    -----------
                                                                      2,169,094
                                                                    -----------

FINANCE - 7.5%
           10,300 AFLAC, Inc.                                           466,590
           11,400 Northern Trust Corp.                                  576,270
           18,000 SEI Investments Co.                                   676,440
                                                                    -----------
                                                                      1,719,300
                                                                    -----------

HEALTH CARE - 13.2%
            8,800 Amgen, Inc.*                                          701,096
            9,500 Covance, Inc. *                                       455,905
           11,060 Johnson & Johnson                                     699,877
           12,700 Medtronic, Inc.                                       680,974
            8,800 UnitedHealth Group, Inc.                              494,560
                                                                    -----------
                                                                      3,032,412
                                                                    -----------

INDUSTRIALS - 13.8%
           13,800 Caterpillar, Inc.                                     810,750
           12,400 Danaher Corp.                                         667,492
            3,500 General Dynamics Corp.                                418,425
           20,300 General Electric Co.                                  683,501
            7,400 L-3 Communications Holdings, Inc.                     585,118
                                                                    -----------
                                                                      3,165,286
                                                                    -----------

INFORMATION TECHNOLOGY - 19.9%
           32,850 Applied Materials, Inc.                               557,136
            7,900 Automatic Data Processing, Inc.                       340,016
           26,000 Cisco Systems, Inc.*                                  466,180
           17,300 Dell, Inc.*                                           591,660
           12,800 Fiserv, Inc. *                                        587,136
           20,500 Intel Corp.                                           505,325
           25,900 Microsoft Corp.                                       666,407
           16,400 Telefonaktiebolaget LM Ericsson                       604,176
            7,400 Texas Instruments, Inc.                               250,860
                                                                    -----------
                                                                      4,568,896
                                                                    -----------

MISCELLANEOUS - 9.8%
           19,500 iShares S&P 500/BARRA Growth Index Fund            $1,142,310
            9,000 iShares S&P 500 Index Fund                          1,107,000
                                                                    -----------
                                                                      2,249,310
                                                                    -----------

TOTAL COMMON STOCKS
(COST $19,640,617) - 94.2%                                           21,597,105
                                                                    -----------

U.S. GOVERNMENT AGENCIES (Cost $1,633,711) - 7.1%
           Federal Home Loan Bank
       $1,634,000 3.18%, 10/03/05                                     1,633,711
                                                                    -----------

TOTAL INVESTMENTS
(COST $21,274,328) - 101.3%                                          23,230,816

Liabilities less other Assets - (1.3)%                                 (302,827)
                                                                    -----------

TOTAL NET ASSETS - 100.0%
(equivalent to $8.40 per share; unlimited shares
of $1.00 par value capital shares authorized;
2,729,286 shares outstanding)                                       $22,927,989
                                                                    ===========


*Non-income producing security

See accompanying Notes to Schedules of investments.

UMB SCOUT SMALL CAP FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

NUMBER OF
SHARES                                                                VALUE

COMMON STOCKS - 82.7%
AEROSPACE & DEFENSE - 9.8%
         135,000 Curtiss-Wright Corp.                                $8,330,850
         160,000 DRS Technologies, Inc.                               7,897,600
         250,000 Herley Industries, Inc.*                             4,657,500
         345,000 Innovative Solutions and Support, Inc.*              5,357,850
         133,325 MTC Technologies, Inc.*                              4,263,734
         215,000 Teledyne Technologies, Inc.*                         7,411,050
                                                                   ------------
                                                                     37,918,584
                                                                   ------------

COMMERCIAL SERVICES & SUPPLIES - 1.4%
         220,000 Layne Christensen Co.*                               5,181,000
                                                                   ------------

CONSUMER DISCRETIONARY - 10.0%
         210,000 Arbitron, Inc.                                       8,366,400
         119,000 Flexsteel Industries, Inc.                           1,787,380
         150,000 Guess?, Inc.*                                        3,214,500
         370,000 Movado Group, Inc.                                   6,926,400
         250,000 Nautilus, Inc.                                       5,517,500
         237,400 RC2 Corp.*                                           8,014,624
         270,000 Universal Electronics, Inc.*                         4,668,300
                                                                   ------------
                                                                     38,495,104
                                                                   ------------

CONSUMER STAPLES - 1.4%
         210,000 Delta and Pine Land Co.                              5,546,100
                                                                   ------------

ELECTRICAL EQUIPMENT - 4.9%
         170,000 Baldor Electric Co.                                  4,309,500
         135,000 Franklin Electric Co., Inc.                          5,587,650
         143,640 Genlyte Group, Inc.                                  6,906,211
          50,000 Gradner Denver, Inc.*                                2,230,000
                                                                   ------------
                                                                     19,033,361
                                                                   ------------

HEALTH CARE - 10.2%
         265,000 DJ Orthopedics, Inc.*                                7,669,100
         300,000 HealthExtras, Inc.*                                  6,414,000
         220,000 Integra LifeSciences Holdings*                       8,417,200
         325,000 Palomar Medical Technologies, Inc.*                  8,524,750
         360,000 Serologicals Corp.*                                  8,121,600
                                                                   ------------
                                                                     39,146,650
                                                                   ------------

MACHINERY - 1.8%
         240,000 CLARCOR, Inc.                                        6,892,800
                                                                   ------------

SOFTWARE & SERVICES - 19.2%
         255,000 ANSYS, Inc.*                                        $9,814,950
         200,000 Digital River, Inc.*                                 6,970,000
         250,000 IDX Systems Corp.*                                  10,795,000
         250,000 j2 Global Communications, Inc.*                     10,105,000
         298,000 Mediware Information Systems, Inc.*                  2,372,080
         265,000 MICROS Systems, Inc.*                               11,593,750
         300,000 MSC Software Corp.*                                  4,636,500
         300,000 Transaction Systems Architects, Inc.*                8,355,000
         450,000 Witness Systems, Inc.*                               9,400,500
                                                                   ------------
                                                                     74,042,780
                                                                   ------------

TECHNOLOGY HARDWARE & EQUIPMENT - 21.1%
         190,000 Anixter International, Inc.*                         7,662,700
         250,000 Belden CDT, Inc.                                     4,857,500
         245,000 Comtech Telecommunications Corp.*                   10,160,150
         166,200 Diodes, Inc.*                                        6,026,412
         155,000 Electro Scientific Industries, Inc.*                 3,465,800
         370,000 FEI Co.*                                             7,122,500
         225,000 Measurement Specialties, Inc.*                       4,770,000
         245,000 Metrologic Instruments, Inc.*                        4,456,550
         447,000 Microsemi Corp.*                                    11,416,380
         325,000 NETGEAR, Inc.*                                       7,819,500
         375,000 Power Integrations, Inc.*                            8,156,250
         180,000 Stratasys, Inc.*                                     5,346,000
                                                                   ------------
                                                                     81,259,742
                                                                   ------------

TRADING COMPANIES & DISTRIBUTORS - 0.6%
          62,300 Lawson Products, Inc.                                2,287,656
                                                                   ------------

TRANSPORTATION - 2.3%
         180,000 Heartland Express, Inc.                              3,661,200
         220,000 Kansas City Southern*                                5,128,200
                                                                   ------------
                                                                      8,789,400
                                                                   ------------


TOTAL COMMON STOCKS (COST $285,010,962) 82.7%                       318,593,177
                                                                   ------------

U.S GOVERNMENT AGENCIES (COST $68,591,880) 17.8%
                 Federal Home Loan Bank
     $68,604,000 3.18%, 10/03/05                                     68,591,880
                                                                   ------------

TOTAL INVESTMENTS (COST $353,602,842) 100.5%                        387,185,057

Liabilities less other assets- (0.5)%                                (1,791,818)
                                                                   ------------

TOTAL NET ASSETS - 100.0%
(equivalent to $16.01 per share; unlimited shares
of $1.00 par value capital shares authorized;
24,071,866 shares outstanding)                                     $385,393,239
                                                                   ============

*Non-income producing security

See accompanying Notes to Schedules of investments.

UMB SCOUT WORLDWIDE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

NUMBER OF
SHARES                                                                  VALUE

COMMON STOCKS (ADR'S) - 95.1%
AUSTRALIA - 4.1%
        639,076 BHP Billiton Ltd.                                    $21,843,618
      1,240,750 Coca-Cola Amatil Ltd.                                 14,889,000
        403,500 Coles Myer Ltd.                                       25,202,610
        287,800 CSL Ltd.1                                              8,439,496
                                                                  --------------
                                                                      70,374,724
                                                                  --------------

AUSTRIA - 4.3%
        575,780 Erste Bank der oesterreichischen Sparkassen A.G.      15,445,702
        971,660 OMV A.G.1                                             57,884,881
                                                                  --------------
                                                                      73,330,583
                                                                  --------------

BELGIUM - 1.0%
        147,900 Solvay S.A.1                                          17,252,623
                                                                  --------------

BRAZIL - 5.4%
        676,100 Companhia de Bebidas das Americas S.A.                25,137,398
        118,960 Companhia de Bebidas das Americas S.A. - Cm.           3,568,800
        497,600 Empresa Brasileira de Aeronautica S.A.                19,207,360
        618,400 Petroleo Brasileiro S.A.                              44,209,416
                                                                  --------------
                                                                      92,122,974
                                                                  --------------

CANADA - 6.5%
        466,200 EnCana Corp.                                          27,184,122
        207,350 Imperial Oil Ltd.                                     23,857,691
        266,200 Potash Corp. of Saskatchewan, Inc.                    24,841,784
        240,000 Royal Bank of Canada                                  17,520,000
        361,200 Toronto-Dominion Bank                                 17,814,384
                                                                  --------------
                                                                     111,217,981
                                                                  --------------

CHILE - 1.3%
        179,950 Sociedad Quimica Y Minera de Chile S.A.               22,716,888
                                                                  --------------

DENMARK - 1.0%
        342,800 Novo-Nordisk A.S.                                     16,996,024
                                                                  --------------

FRANCE - 4.1%
        535,900 Sanofi-Aventis                                        22,266,645
        429,650 Technip S.A.                                          25,542,692
        169,635 Total S.A.                                            23,039,826
                                                                  --------------
                                                                      70,849,163
                                                                  --------------

GERMANY - 6.2%
      1,853,000 Allianz A.G.                                          25,034,030
        176,900 Bayer A.G.                                             6,509,920
         56,950 Fresenius Medical Care A.G.                            1,730,141
        617,450 Fresenius Medical Care A.G. Pfd.                      16,115,445
        182,700 Henkel KGaA Pfd.                                      16,667,958
        492,090 SAP A.G.                                              21,322,260
        241,405 Siemens A.G.                                          18,667,849
                                                                  --------------
                                                                     106,047,603
                                                                  --------------

GREECE - 2.4%
        521,800 Coca-Cola Hellenic Bottling Co. S.A.1                $15,174,603
      1,266,720 Cosmote Mobile Telecommunications S.A.1               25,261,091
                                                                  --------------
                                                                      40,435,694
                                                                  --------------
HONG KONG - 1.1%
      3,195,200 CLP Holdings Ltd.                                     18,931,560
                                                                  --------------

HUNGARY - 1.0%
        680,000 Magyar Tavkozlesi Rt.                                 17,496,400
                                                                  --------------

IRELAND - 1.1%
        409,800 Ryanair Holdings PLC*                                 18,658,194
                                                                  --------------

ISRAEL - 1.1%
        562,500 Teva Pharmaceutical Industries Ltd.                   18,798,750
                                                                  --------------

ITALY - 3.2%
        728,600 Luxottica Group S.p.A.                                18,149,426
      1,335,100 Saipem S.p.A.1                                        22,584,342
        421,181 Telecom Italia S.p.A.                                 13,730,500
                                                                  --------------
                                                                      54,464,268
                                                                  --------------
JAPAN - 16.4%
      1,093,000 Ajinomoto Co., Inc.1                                  11,514,399
        674,800 Canon, Inc.                                           36,614,648
        410,140 Fuji Photo Film Co., Ltd.                             13,604,344
        202,100 Hitachi Ltd.                                          12,811,119
        593,200 Kao Corp.1                                            14,628,498
        675,200 Komatsu Ltd.                                          36,764,640
        587,000 Kubota Corp.                                          20,562,610
        507,500 Meitec Corp.1                                         16,253,971
        730,000 Nidec Corp.                                           22,265,000
      1,100,000 NTT DoCoMo, Inc.                                      19,778,000
        810,348 Seven & I Holdings Co., Ltd.1                         26,882,905
        490,400 Takeda Pharmaceutical Co., Ltd.1                      29,249,197
        202,500 Toyota Motor Corp.                                    18,704,925
                                                                  --------------
                                                                     279,634,256
                                                                  --------------

MEXICO- 1.4%
        450,799 Cemex S.A. de C.V.                                    23,576,788
                                                                  --------------

NETHERLANDS - 2.1%
      1,538,057 Aegon N.V.                                            22,917,049
        173,700 Akzo Nobel N.V.                                        7,582,005
        344,700 ASML Holding N.V.*                                     5,690,997
                                                                  --------------
                                                                      36,190,051
                                                                  --------------

NORWAY - 1.6%
        250,505 Norsk Hydro A.S.A.                                    27,868,681
                                                                  --------------

SOUTH KOREA - 1.7%
        104,300 Samsung Electronics Co., Ltd.                         29,442,346
                                                                  --------------

SPAIN - 0.8%
        269,529 Telefonica S.A.                                       13,293,170
                                                                  --------------

SWEDEN - 5.4%
        857,400 Hennes & Mauritz A.B.1                               $30,670,552
        494,700 Sandvik A.B.                                          24,660,795
        340,200 Svenska Cellulosa A.B.1                               11,949,428
        690,000 Telefonaktiebolaget LM Ericsson                       25,419,600
                                                                  --------------
                                                                      92,700,375
                                                                  --------------

SWITZERLAND - 7.0%
        500,600 Mettler-Toledo International, Inc.*                   25,520,588
        314,500 Nestle S.A.                                           23,052,850
        136,100 Nobel Biocare Holding A.G.1                           32,196,153
        408,626 Novartis A.G.                                         20,839,926
        250,000 Roche Holding A.G.                                    17,475,000
                                                                  --------------
                                                                     119,084,517
                                                                  --------------

TAIWAN - 1.0%
      2,132,658 Taiwan Semiconductor Manufacturing Co., Ltd.          17,530,449
                                                                  --------------

UNITED KINGDOM - 12.5%
        480,200 BG Group PLC                                          22,900,738
        325,100 BP PLC                                                23,033,335
        572,772 Cadbury Schweppes PLC                                 23,329,003
        213,300 HSBC Holdings PLC                                     17,326,359
      1,130,450 Imperial Chemical Industries PLC                      23,875,104
        562,562 Royal Bank of Scotland Group PLC1                     16,012,069
        600,200 Shire Pharmaceuticals Group PLC                       22,201,398
        424,100 Smith & Nephew PLC                                    18,007,286
      1,664,600 Tesco PLC                                             27,507,515
        765,950 Vodafone Group PLC                                    19,891,722
                                                                  --------------
                                                                     214,084,529
                                                                  --------------

UNITED STATES - 1.4%
        516,600 AFLAC, Inc.                                           23,401,980
                                                                  --------------

TOTAL COMMON STOCKS (ADR'S) (Cost $1,209,023,966) - 95.1%          1,626,500,571
                                                                  --------------

U.S. GOVERNMENT AGENCIES (COST $77,143,369) - 4.5%
          Federal Home Loan Bank
    $77,157,000 3.18%, 10/3/05                                        77,143,369
                                                                  --------------

TOTAL INVESTMENTS (COST $1,286,167,335) - 99.6%                    1,703,643,940

Other assets less liabilities - 0.4%                                   7,530,329
                                                                  --------------

TOTAL NET ASSETS - 100.0%
(equivalent to $27.76 per share; unlimited shares
 of $1.00 par value capital shares authorized;
 61,641,218 shares outstanding)                                   $1,711,174,269
                                                                  ==============

ADR - American Depositary Receipt
*Non-income producing security
(1)Non ADR

See accompanying Notes to Schedules of investments.

UMB SCOUT BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL
AMOUNT                                                                  VALUE
CORPORATE BONDS - 19.8%
                         Anheuser-Busch Companies, Inc.
                $375,000      5.75%, 04/01/10                          $391,923
                         Applied Materials, Inc.
                 500,000      6.75%, 10/15/07                           517,673
                         Berkshire Hathaway, Inc.
               1,000,000      4.20%, 12/15/10                           977,248
                         Caterpillar Financial Services Corp.
               1,900,000      2.59%, 07/15/06                         1,873,442
                         Computer Sciences Corp.
               1,000,000      3.50%, 04/15/08                           971,466
                         M&I Bank
               1,090,909      2.90%, 08/18/09                         1,049,923
                         Merrill Lynch & Co.
                 750,000      6.00%, 02/17/09                           780,766
                         Morgan Stanley
               1,500,000      3.875%, 01/15/09                        1,463,274
                         Northern Trust Corp.
               1,000,000      2.875%, 12/15/06                          979,487
                 465,000      7.10%, 08/01/09                           502,828
                         SBC Communications, Inc.
               1,000,000      6.25%, 03/15/11                         1,063,158
                         Target Corp.
               1,000,000      6.35%, 01/15/11                         1,074,190
                         Texaco Capital, Inc.
                 250,000      5.70%, 12/01/08                           250,379
                         United Tech Corp.
                 500,000      7.00%, 09/15/06                           512,416
                         Verizon Virginia, Inc.
               2,000,000      4.625%, 03/15/13                        1,917,426
                         Wisconsin Electric Power Co.
                 500,000      6.625%, 11/15/06                          511,304
                                                                    -----------

TOTAL CORPORATE BONDS (COST $14,852,155) - 19.8%                     14,836,903
                                                                    -----------

GOVERNMENT-SPONSORED ENTERPRISES - 34.4%
                         Government National Mortgage Association
                   2,135      8.00%, 06/20/06                             2,161
                   1,221      8.50%, 07/15/06                             1,245
                   6,215      8.00%, 08/15/06                             6,316
                   4,109      7.50%, 08/20/06                             4,149
                   2,723      7.50%, 09/15/06                             2,760
                   4,733      7.50%, 04/15/07                             4,850
                  13,874      7.50%, 03/20/09                            14,397
                  30,777      6.00%, 05/15/09                            31,593
                  17,392      7.00%, 05/15/09                            18,018
                  67,378      6.00%, 04/15/11                            69,662
                  42,957      6.50%, 10/15/11                            44,685
                  78,195      6.50%, 02/15/12                            81,411
                  60,684      6.00%, 02/20/13                            62,654
                  54,839      6.00%, 03/20/13                            56,619
                  81,209      6.00%, 08/15/13                            84,099
                  69,169      6.00%, 08/20/13                            71,414
                  86,088      6.00%, 12/20/13                            88,883

                 $83,367      6.00%, 01/20/14                           $86,098
                  92,188      6.00%, 02/15/14                            95,495
                  74,606      6.00%, 02/20/14                            77,050
                  90,929      6.00%, 05/15/14                            94,191
                  48,475      7.00%, 08/20/15                            50,765
               1,250,004      3.1296%, 04/16/16                       1,214,788
                  95,397      6.00%, 04/20/16                            98,466
                 393,961      6.00%, 05/15/16                           407,863
                  45,914      6.50%, 05/15/16                            47,817
                 125,998      6.00%, 07/20/16                           130,052
                 134,907      6.00%, 08/15/16                           139,667
                 197,514      7.00%, 09/20/16                           206,845
                 988,362      5.50%, 11/15/16                         1,011,667
                 342,261      6.00%, 11/15/16                           354,338
                 365,764      5.50%, 01/15/17                           374,298
                 453,808      6.50%, 01/15/17                           472,461
                 741,456      5.50%, 03/20/17                           756,447
                 285,599      5.50%, 06/20/17                           291,373
               1,220,645      5.50%, 08/15/17                         1,249,128
               1,204,028      5.50%, 10/15/17                         1,232,123
                 199,894      6.00%, 10/15/17                           206,911
                 198,512      5.50%, 10/20/17                           202,526
                 445,294      6.00%, 10/20/17                           459,536
                 945,713      5.50%, 11/15/17                           967,780
               1,028,103      5.00%, 02/15/18                         1,034,280
               1,561,212      5.00%, 04/16/18                         1,565,839
               1,076,610      5.00%, 04/20/18                         1,079,485
                 185,678      5.50%,07/20/18                            189,405
                 456,759      5.00%, 08/20/18                           457,979
                 268,218      5.50%, 08/20/18                           273,602
                 475,260      5.50%, 10/20/18                           484,799
                 436,361      5.50%, 10/20/19                           445,029
                 224,824      5.50%, 11/20/19                           229,290
                 296,131      7.00%, 11/15/28                           311,926
               2,250,000      4.261%, 07/16/29                        2,185,281
               1,500,000      4.8597%, 02/16/30                       1,497,866
               2,000,000      4.8906%, 04/16/31                       1,988,514
                  80,346      6.50%, 05/20/31                            83,245
                  46,548      6.50%, 10/20/31                            48,228
               2,500,000      4.807%, 08/16/32                        2,473,940
                 528,976      5.00%, 05/15/33                           524,457
                                                                    -----------

TOTAL GOVERNMENT-SPONSORED ENTERPRISES (COST $25,982,001) - 34.4%    25,745,766
                                                                    -----------

U.S. GOVERNMENT AGENCIES - 23.3%
                         Federal Home Loan Bank
               1,480,000      3.18%, 10/03/05                         1,479,738
               1,000,000      3.75%, 01/28/08                           985,399
               1,000,000      3.75%, 08/15/08                           981,314

                         Federal Home Loan Mortgage Corp.
                $625,000      2.70%, 03/16/07                          $610,317
               1,750,000      4.375%, 07/30/09                        1,722,002
               1,738,935      5.00%, 09/01/19                         1,735,543
                         Federal National Mortgage Association
                 100,000      3.25%, 11/15/07                            97,736
               1,000,000      3.50%, 01/28/08                           979,362
                 750,000      5.50%, 03/15/11                           784,283
                 500,000      5.375%, 11/15/11                          521,478
               2,250,000      4.75%, 02/21/13                         2,237,904
                         Small Business Administration
                 280,374      6.54%, 12/01/05                           281,820
                 206,169      6.60%, 07/01/09                           211,341
                   7,662      8.80%, 01/01/10                             8,028
                  15,391      9.45%, 02/01/10                            16,257
                 139,622      8.017%, 02/10/10                          150,875
                  53,030      7.46%, 03/01/10                            55,196
                  10,937      8.625%, 02/01/11                           11,535
                 191,067      6.64%, 02/10/11                           202,405
                 250,175      5.97%, 03/01/11                           256,442
                 762,626      6.09%, 07/01/11                           783,602
                  10,893      8.85%, 08/01/11                            11,536
                 506,655      5.55%, 09/01/11                           516,306
                 367,894      5.886%, 09/01/11                          382,385
                  16,076      8.60%, 09/01/11                            17,007
                  39,312      8.25%, 11/01/11                            41,246
                  94,408      7.60%, 01/01/12                            98,603
                 129,483      7.40%, 08/01/12                           135,229
                  98,504      7.05%, 09/01/12                           102,500
                  76,621      7.55%, 11/01/12                            79,987
                 128,045      8.15%, 02/01/15                           135,730
               1,039,008      6.44%, 06/01/21                         1,103,837
                 704,732      6.34%, 08/01/21                           747,603
                                                                    -----------

TOTAL U.S. GOVERNMENT AGENCIES (COST $17,500,535) - 23.3%            17,484,546
                                                                    -----------

U.S. GOVERNMENT SECURITIES - 21.9%
                         U.S. Treasury Note
               5,000,000      3.25%, 01/15/09                         4,857,230
               1,500,000      5.00%, 08/15/11                         1,559,122
               5,000,000      4.00%, 02/15/14                         4,888,285
               3,625,000      4.125%, 05/15/15                        3,563,687
                         U.S. Treasury Strip
               2,000,000      08/15/11                                1,567,212
                                                                    -----------

TOTAL U.S. GOVERNMENT SECURITIES (COST $16,608,574) - 21.9%          16,435,536
                                                                    -----------

TOTAL INVESTMENTS (COST $74,943,264) - 99.4%                         74,502,751

Other assets less liabilities - 0.6%                                    485,531
                                                                    -----------

TOTAL NET ASSETS - 100.0%
(equivalent to $10.99 per share; 20,000,000 shares
of $1.00 par value capital shares authorized;
6,823,295 shares outstanding)                                       $74,988,282
                                                                    ===========

See accompanying Notes to Schedules of investments.

UMB SCOUT KANSAS TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL
AMOUNT                                                                 VALUE

ILLINOIS - 4.4%
              Chicago, Illinois, G.O. Equipment Notes, Series 1998
     $250,000      5.00%, 1/1/06                                       $251,282

                                                                     ----------
TOTAL ILLINOIS (COST $251,613) - 4.4%                                   251,282
                                                                     ----------

KANSAS - 90.5%
         Barton County, Kansas, Series A,
            Unified School District 428
 150,000      4.75%, 09/01/11                                           155,047
         Concordia, Kansas, Water & Sewer Rev.
  50,000      4.70%, 11/01/07                                            51,674
         Derby, Kansas, G.O., Series A
  25,000      4.65%, 06/01/09                                            25,291
         Douglas County, Kansas, Series A,
            Unified School District 497
 125,000      3.00%, 09/01/08                                           124,446
         Ellsworth, Kansas, Public Building Rev.
  20,000      4.70%, 06/01/07                                            20,104
         Finney County, Kansas, G.O.
  50,000      4.30%, 12/01/11                                            50,853
         Hays, Kansas
  50,000      4.40%, 09/01/10                                            50,969
         Johnson County, Kansas, Park Facility
 100,000      4.90%, 09/01/09                                           103,190
         Johnson County, Kansas, Unified School District 229,
              Series A
  50,000      5.125%, 10/01/06                                           51,077
         Johnson County, Kansas, Unified School District 233
 250,000      4.00%, 09/01/12                                           255,405
         Johnson County, Kansas, Unified School District 512
  50,000      4.95%, 10/01/09                                            51,644
 100,000      5.00%, 10/01/09                                           102,042
 200,000      4.875%, 10/01/19                                          217,266
         Johnson County, Kansas, Water District 001, Water Rev.
 100,000      4.90%, 06/01/12                                           105,287
         Kansas State Dept. of Transportation, Highway Rev.
 200,000      Variable Rate, 09/01/05                                   200,000
 600,000      Variable Rate, 09/01/20                                   600,000
         Kansas State Development Finance Authority
 100,000      4.75%, 10/01/08                                           100,000
         Kansas State Development Finance
            Authority Health Facilities
 200,000      4.75%, 11/15/06                                           204,144
         Kansas State Turnpike Authority, Highway Rev.
 200,000      4.00%, 09/01/13                                           203,744
         Leawood, Kansas, Series A
 100,000      4.40%, 09/01/13                                           103,429
         Lyon County, Kansas, Sales Tax Rev.
 100,000      4.70%, 09/01/09                                           102,693
         Merriam, Kansas
 115,000      3.00%, 10/01/06                                           115,133

         Miami County, Kansas, Unified School District 367
$100,000      4.30%, 09/01/11                                          $102,272
         Olathe, Kansas, Series 199
 100,000      3.000%, 10/01/06                                          100,097
  80,000      4.25%, 04/01/08                                            82,168
         Overland Park, Kansas, Public Improvements, Series A
 100,000      4.125%, 09/01/08                                          102,825
         Riley County, Kansas, Series B
 200,000      4.00%, 09/01/07                                           203,636
         Salina, Kansas, Water & Sewer, Series B
 175,000      2.50%, 08/01/06                                           174,223
 100,000      4.40%, 10/01/08                                           103,423
         Sedgwick County, Kansas, Unified School
            District 260, Series A
 200,000      4.00%, 10/01/06                                           202,168
         Sedgwick County, Kansas, Unified School District 261
  50,000      4.10%, 11/01/09                                            51,608
         Sedgwick County, Kansas, Unified School District 265
  50,000      4.25%, 10/01/08                                            51,543
         Seward County, Kansas, Series A
 100,000      4.00%, 08/01/08                                           101,976
         Shawnee, Kansas
 100,000      4.125%, 12/01/11                                          100,161
         Shawnee County, Kansas, Unified School District 501
 150,000      2.35%, 02/01/06                                           149,715
  50,000      4.00%, 08/01/06                                            50,459
 150,000      4.625%, 08/01/13                                          156,336
  75,000      4.625%, 08/01/14                                           78,168
         Topeka, Kansas, Water & Water Pollution
            Control Utility Rev., Series A
 100,000      5.00%, 08/01/15                                           105,508
 100,000      5.35%, 08/01/22                                           106,110
         Wichita, Kansas Water & Sewer Utility System Rev.
 110,000      2.00%, 10/01/05                                           110,000
         Wyandotte County, Kansas, Unified School District 204
  35,000      4.80%, 09/01/07                                            36,177
         Wyandotte County, Kansas, Utility System Revenue
  50,000      4.25%, 09/01/09                                            51,856

                                                                     ----------
TOTAL KANSAS (COST $5,153,849) - 90.5%                                5,213,867
                                                                     ----------

PUERTO RICO - 3.6%
         Puerto Rico, Electric Power Authority,
           Power Rev., Ref.-Series EE
 100,000      5.00%, 07/01/06                                           101,557
         Puerto Rico, Infrastructure Financing Authority
 100,000      4.75%, 10/01/11                                           107,373

                                                                     ----------
TOTAL PUERTO RICO (COST $207,898) - 3.6%                                208,930
                                                                     ----------

TOTAL INVESTMENTS (Cost $5,613,360) - 98.5%                           5,674,079

Other assets less liabilities - 1.5%                                     83,883
                                                                     ----------

TOTAL NET ASSETS - 100.0%                                            $5,757,962
                                                                     ==========
      (equivalent to $9.87 per share; 10,000,000 shares of $1.00 par value capital shares authorized;
      583,572 shares outstanding)

See accompanying Notes to Schedules of investments.

UMB SCOUT MONEY MARKET FUND - FEDERAL PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                  VALUE
--------------------------------------------------------------------------------
FEDERAL PORTFOLIO
U.S. GOVERNMENT AGENCIES - 103.0%
                Federal Home Loan Bank
   $ 15,000,000      3.18%, 10/03/05                               $ 14,997,172
      3,000,000      3.55%, 10/07/05                                  2,998,225
      4,655,000      3.51%, 10/19/05                                  4,646,830
      5,000,000      3.52%, 10/21/05                                  4,990,222
      5,000,000      3.56%, 10/26/05                                  4,987,639
      4,000,000      3.6%, 11/14/05                                   3,982,400
      4,370,000      3.63%, 11/23/05                                  4,346,646
      5,000,000      3.61%, 12/09/05                                  4,965,308
      7,803,000      3.73%, 12/21/05                                  7,737,513
      1,200,000      2.25%, 01/30/06, callable                        1,196,359
      1,050,000      2.04%, 02/17/06                                  1,043,615
     10,000,000      Variable Rate, 04/28/06                         10,000,000
      5,000,000      Variable Rate, 05/24/06, callable                5,000,000
      3,000,000      Variable Rate, 05/26/06, callable                2,999,610
      5,000,000      Variable Rate, 06/12/06                          4,999,503
      5,000,000      Variable Rate, 06/15/06, callable                5,000,000
      5,000,000      Variable Rate, 07/11/2006, callable              5,000,000
     12,000,000      Variable Rate, 08/09/2006, callable             12,000,000
      2,385,000      4.125%, 8/11/2006                                2,385,000
                Federal Home Loan Mortgage Corp.
      5,000,000      3.5%, 10/04/2005                                 4,998,542
      4,250,000      Variable Rate, 10/07/05                          4,250,064
      2,550,000      3.63%, 10/18/05                                  2,545,858
      7,700,000      3.66%, 10/25/05                                  7,681,179
      5,000,000      3.53%, 11/08/05                                  4,981,370
      1,595,000      2.30%, 11/17/05                                  1,592,310
      8,500,000      3.57%, 11/22/05                                  8,455,814
      7,000,000      2.375%, 11/25/05                                 6,985,511
      5,000,000      3.65%, 11/29/05                                  4,970,090
      4,950,000      3.6%, 12/12/05                                   4,914,360
      3,314,000      3.81%, 12/13/05                                  3,288,598
      5,000,000      3.77%, 12/27/05                                  4,954,446
      2,000,000      2.15%, 1/30/06                                   1,988,326
                Federal National Mortgage Association
      2,500,000      3.52%, 10/05/05                                  2,499,022
      5,000,000      3.52%, 10/17/05                                  4,992,178
      2,500,000      3.5%, 10/21/05                                   2,495,139
      5,000,000      3.56%, 11/01/05                                  4,984,672
      5,000,000      3.60%, 11/16/05                                  4,977,000
      1,500,000      2.375%, 12/15/05                                 1,495,739
      7,526,000      6.00%, 12/15/05                                  7,566,670
      5,000,000      2.5%, 02/17/06                                   4,973,980
      5,000,000      4.1%, 09/01/06                                   4,809,236
                                                                   ------------

TOTAL INVESTMENTS (COST $203,676,147) - 103.0%                      203,676,146

Liabilities less other assets - (3.0)%                               (5,842,212)
                                                                   ------------

TOTAL NET ASSETS - 100.0%                                          $197,833,934
(equivalent of $1.00 per share; 750,000,000                        ============
shares of $0.01 par value capital shares authorized;
197,888,709 shares outstanding)

Valuation of securities is on the basis of amortized cost, which approximates market value.

See accompanying Notes to Schedules of investments.

UMB SCOUT MONEY MARKET FUND - PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

-------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                 VALUE
-------------------------------------------------------------------------------
PRIME PORTFOLIO
SHORT-TERM CORPORATE NOTES - 23.0%

                    American Honda Finance Corp.
         10,000,000      3.60%, 10/12/05                           $  9,989,000
                    ASIF Global Financing XXII 144A
          5,000,000      Variable, 05/30/06                           5,008,479
                    Gannett Co., Inc.
          3,115,000      3.75%, 10/12/05                              3,111,431
                    General Electric Capital Corp.
          7,865,000      3.91%, 02/03/06                              7,872,562
          4,230,000      3.95%, 02/06/06                              4,234,450
                    Governor & Co. of Bank of Ireland
          2,400,000      3.64%, 11/14/05                              2,389,323
                    HBOS Treasury Services
          3,000,000      3.72%, 11/14/05                              2,986,360
          1,400,000      3.72%, 11/18/05                              1,393,056
                    International Lease Finance Corp.
            500,000      3.00%, 11/15/05                                499,253
                    Merrill Lynch & Co.
         10,000,000      Variable, 01/13/06                          10,013,504
                    Nestle Capital Corp.
         10,550,000      3.61%, 10/12/05                             10,538,363
                    Pfizer, Inc.
          9,600,000      3.57%, 10/06/05                              9,595,240
          7,490,000      3.70%, 11/14/05                              7,456,129
                    Procter & Gamble Co.
          1,000,000      3.64%, 10/17/05                                998,382
          5,000,000      3.81%, 11/28/05                              4,969,308
                    Royal Bank of Scotland Group
          5,550,000      3.77%, 11/16/05                              5,523,337
                    SBC Communications, Inc.
          1,250,000      3.65%, 10/03/05                              1,249,747
          5,500,000      3.70%, 10/12/05                              5,493,782
                    UBS Finance
         10,000,000      3.66%, 10/13/05                              9,987,817
         10,000,000      3.70%, 11/18/05                              9,950,667
                    Wal-Mart Stores, Inc.
          5,000,000      3.50%, 10/04/05                              4,998,541
                                                                    -----------
TOTAL SHORT-TERM CORPORATE NOTES (COST $118,258,731) - 23.0%        118,258,731
                                                                    -----------

-------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                 VALUE
-------------------------------------------------------------------------------
MUNICIPAL BOND - 5.1%
                    Colorado Springs, Colorado,
                       Utility Revenue Bonds
         25,000,000      Variable, 11/01/27                        $ 25,000,000
                    Edina, Minnesota
          1,000,000      3.75%, 02/01/06                              1,000,674
                    Suffolk County, New York
            250,000      5.88%, 11/01/05                                250,448
                                                                    -----------
TOTAL MUNICIPAL BOND (COST $26,251,122) - 5.1%                       26,251,122
                                                                    -----------

U.S. GOVERNMENT AGENCIES - 73.8%
                    Federal Home Loan Bank
          3,000,000      3.18%, 10/03/05                              2,999,470
          7,000,000      3.55%, 10/07/05                              6,995,858
          4,500,000      3.51%, 10/19/05                              4,492,102
          5,000,000      3.52%, 10/21/05                              4,990,222
         10,000,000      3.56%, 10/26/05                              9,975,278
         10,000,000      3.52%, 11/02/05                              9,968,711
          5,000,000      2.51%, 11/04/05                              4,995,989
          5,325,000      3.60%, 11/14/05                              5,301,570
          1,000,000      3.63%, 11/15/05                                999,966
          1,155,000      6.50%, 11/15/05                              1,158,927
         12,327,000      3.61%, 12/09/05                             12,241,612
          3,950,000      2.50%, 12/15/05                              3,939,644
          2,025,000      3.80%, 12/23/05                              2,007,399
          3,690,000      2.25%, 1/30/06                               3,678,802
          5,000,000      3.20%, 02/28/06                              4,999,178
         20,000,000      FLOAT, 04/28/06                             20,000,000
         15,000,000      Variable, 05/24/06                          15,000,000
          6,100,000      Variable, 05/26/06                           6,099,208
          5,000,000      Variable, 06/12/06                           4,999,503
         20,000,000      Variable, 06/15/06                          20,000,000
         14,750,000      Variable, 07/11/06                          14,750,000
          8,000,000      Variable, 08/09/06                           8,000,000
          7,500,000      4.13%, 08/11/06                              7,500,000
          1,650,000      Variable, 08/25/06                           1,649,257
                    Federal Home Loan Mortgage Corp.
          5,000,000      3.50%, 10/04/05                              4,998,542
         10,000,000      Variable, 10/07/05                          10,000,150
          9,250,000      3.63%, 10/18/05                              9,234,812
          9,542,000      3.50%, 10/19/05                              9,525,301
          7,906,000      3.66%, 10/25/05                              7,886,676
          4,500,000      3.53%, 11/08/05                              4,483,232
         10,000,000      2.46%, 11/14/05                              9,983,374
         10,000,000      3.62%, 11/15/05                              9,954,750
         11,500,000      3.57%, 11/22/05                             11,440,041
          6,864,000      2.25%, 11/28/05                              6,851,462
          5,000,000      3.65%, 11/29/05                              4,970,090
         10,000,000      3.70%, 11/30/05                              9,938,333
         10,000,000      3.70%, 12/02/05                              9,936,278
          5,000,000      3.77%, 12/27/05                              4,954,446
         20,014,000      5.25%, 1/15/06                              20,083,367
          8,000,000      2.15%, 1/30/06                               7,953,305

-------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                 VALUE
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (CONTINUED)
                    Federal National Mortgage Association
         10,000,000      3.50%, 10/14/05                           $  9,987,361
          5,000,000      3.52%, 10/17/05                              4,992,178
          1,500,000      3.50%, 10/21/05                              1,497,083
          2,075,000      2.01%, 10/28/05                              2,072,594
          5,000,000      3.56%, 11/01/05                              4,984,672
         10,000,000      3.60%, 11/16/05                              9,954,000
            600,000      1.75%, 11/29/05                                598,236
         13,500,000      2.38%, 12/15/05                             13,474,535
          4,179,000      6.00%, 12/15/05                              4,197,059
         10,000,000      3.79%, 12/28/05                              9,907,356
                                                                   ------------

TOTAL U.S. GOVERNMENT AGENCIES (COST $380,601,929) - 73.8%         $380,601,929
                                                                   ============

TOTAL INVESTMENTS (COST $525,111,782) - 101.9%                      525,111,782

Liabilities less other assets - (1.9)%                               (9,735,722)
                                                                   ------------

TOTAL NET ASSETS - 100.0%

(equivalent to $1.00 per share; 1,500,000,000 shares
   of $0.01 par value
   capital shares authorized; 515,511,771 shares outstanding)      $515,376,060
                                                                   ============

Valuation of securities is on the basis of amortized cost, which approximates market value.

See accompanying Notes to Schedules of investments.

UMB SCOUT TAX-FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

                  PRINCIPAL
STATE               AMOUNT                                                                                      VALUE
ALASKA
                               Alaska Housing Finance Corp.
                $ 4,610,000.00      Variable Rate, 12/01/30                                                $ 4,610,000.00

CONNECTICUT
                               Connecticut State Health & Education
                       900,000      Variable Rate, 05/15/14                                                       900,000
                     1,500,000      Variable Rate, 02/15/21                                                     1,500,000
                     3,900,000      Variable Rate, 11/15/28                                                     3,900,000
                     1,500,000      Variable Rate, 07/01/29                                                     1,500,000

FLORIDA
                               Dade County, Florida, Industrial Development
                       600,000      Variable Rate, 06/01/21                                                       600,000
                               Florida Municipal Power Agency, Commercial Paper
                     2,950,000      2.35%, 10/04/05                                                             2,950,000
                               Jacksonville, Florida, St. John's River Power Park Systems Revenue
                     2,000,000      5.0%, 10/01/05                                                              2,000,000

GEORGIA
                               Cobb County, Georgia, Housing Authority Multifamily Housing
                     2,100,000      Variable Rate, 09/15/26                                                     2,100,000
                               Fulton County, Georgia, Housing Authority Multifamily Housing
                     1,000,000      Variable Rate, 09/15/26                                                     1,000,000
                               Georgia Municipal Electric Authority
                       424,000      2.58%, 11/15/05                                                               424,000
                       100,000      Variable Rate, 01/01/20                                                       100,000

ILLINOIS
                               Illinois Development Finance Authority Poll
                       910,000      Variable Rate, 11/01/12                                                       910,000
                               Illinois Housing Development Authority
                     1,600,000      Variable Rate, 01/01/08                                                     1,600,000
                               Joliet, Illinois Regional Port Authority
                       200,000      Variable Rate, 10/01/24                                                       200,000

INDIANA
                               Indiana, State Educational Facilities Authority
                     3,400,000      Variable Rate, 03/01/25                                                     3,400,000
                               St. Joseph County, Indiana, Educational Facilities
                     1,800,000      Variable Rate, 03/01/37                                                     1,800,000

KANSAS
                               Kansas, State Dept. of Transportation, Highway Revenue
                     2,400,000      Variable Rate, 03/01/12                                                     2,400,000
                       850,000      Variable Rate, 09/01/20                                                       850,000
                       250,000      Variable Rate, 09/01/20                                                       250,000

MARYLAND
                               Maryland Health & Higher Education, Commercial Paper
                     4,000,000      2.48%, 10/18/05                                                             4,000,000
                     2,000,000      2.55%, 10/18/05                                                             2,000,000
                               Montgomery County, Maryland, Housing Authority Multifamily Housing
                       550,000      Variable Rate, 08/01/15                                                       550,000


MASSACHUSETTS
                               Bridgewater & Raynham, Massachusetts Regional School District
                     3,000,000      4.125%, 09/01/06                                                            3,034,111
                               Massachusetts State Health & Education
                     2,900,000      Variable Rate, 08/01/15                                                     2,900,000
                     1,100,000      Variable Rate, 11/01/26                                                     1,100,000
                               Massachusetts Water Resources Authority, Commercial Paper
                     2,500,000      2.48%, 10/04/05                                                             2,500,000
                     2,500,000      2.47%, 10/11/05                                                             2,500,000

MISSOURI
                               Missouri, State Health & Educational
                     3,000,000      3.00%, 11/14/05                                                             3,004,193
                       500,000      Variable Rate, 09/01/30                                                       500,000
                     3,500,000      Variable Rate, 09/01/30                                                     3,500,000
                               St. Charles, Missouri School District
                     2,660,000      3.25%, 03/01/06                                                             2,666,721
                                University of Missouri Curators
                     2,500,000      5.00%, 06/30/06                                                             2,543,769

NEBRASKA
                               Omaha, Nebraska, Public Power, Commercial Paper
                     1,000,000      2.63%, 10/07/05                                                             1,000,000
                               Omaha, Nebraska, Public Power Building
                       370,000      2.85%, 05/01/06                                                               370,000

NEVADA
                               Clark County, Nevada, School District
                       200,000      Variable Rate, 02/01/21                                                       200,000
                     1,300,000      Variable Rate, 06/15/21                                                     1,300,000
                               Las Vegas Valley, Nevada, Water, Commercial Paper
                     1,500,000      2.65%, 12/02/05                                                             1,500,000
                     3,500,000      2.70%, 12/08/05                                                             3,500,000

OHIO
                               Cleveland, Ohio, Waterworks Revenue
                     1,800,000      Variable Rate, 01/01/33                                                     1,800,000
                               Franklin County, Ohio, Revenue
                     3,000,000      Variable Rate, 12/01/30                                                     3,000,000

PENNSYLVANIA
                               Beaver County, Pennsylvania, Pollution Control
                     2,650,000      Variable Rate, 12/01/20                                                     2,650,000
                               Delaware County, Pennsylvania
                       450,000      Variable Rate, 12/01/15                                                       450,000
                               Schuylkill County, Pennsylvania
                       400,000      Variable Rate, 04/01/21                                                       400,000

SOUTH DAKOTA
                               South Dakota Housing Development Authority
                     2,800,000      Variable Rate, 05/01/32                                                     2,800,000

TENNESSEE
                               Metro Nashville, Tennessee Government
                     2,400,000      Variable Rate, 10/01/44                                                     2,400,000



TEXAS
                               Austin, Texas, Utility System, Commercial Paper
                       500,000      2.70%, 10/11/05                                                               500,000
                               Dallas, Texas, Rapid Transit, Commercial Paper
                     2,900,000      2.45%, 10/05/05                                                             2,900,000
                     2,500,000      2.58%, 10/07/05                                                             2,500,000
                               El Paso, Texas Water, Commercial Paper
                     3,200,000      2.50%, 10/04/05                                                             3,200,000
                               Gulf Coast Waste Disposal Authority, Texas
                     1,500,000      Variable Rate, 06/01/20                                                     1,500,000
                               Harris County, Texas, Commercial Paper
                       970,000      2.68%, 11/08/05                                                               970,000
                       130,000      2.68%, 11/08/05                                                               130,000
                       900,000      2.71%, 11/08/05                                                               900,000
                               San Antonio, Texas, Water, Commercial Paper
                     5,600,000      2.65%, 11/02/05                                                             5,600,000
                               San Antonio, Texas, Water Revenue
                     1,200,000      Variable Rate, 05/15/33                                                     1,200,000
                               Texas Municipal Power, Commercial Paper
                     3,000,000      2.60%, 11/14/05                                                             3,000,000
                     2,700,000      2.60%, 11/14/05                                                             2,700,000
                               Texas Public Finance Authority, Commercial Paper
                     4,000,000      2.60%, 11/08/05                                                             4,000,000
                               University of Texas, Commercial Paper
                     2,000,000      2.53%, 10/18/05                                                             2,000,000
                       800,000      2.55%, 11/15/05                                                               800,000

UTAH
                               Salt Lake City, Utah, Pollution Control
                     1,000,000      Variable Rate, 02/01/08                                                     1,000,000

WASHINGTON
                               Washington State, 96A
                       550,000      Variable Rate, 06/01/20                                                       550,000
                               Washington State, Public Power Supply #1
                     1,100,000      Variable Rate, 07/01/17                                                     1,100,000
                               Washington State, Public Power Supply #2a1
                     1,100,000      Variable Rate, 07/01/12                                                     1,100,000
                               Washington State, Public Power Supply #2a2
                     1,400,000      Variable Rate, 07/01/12                                                     1,400,000

WISCONSIN
                               Wisconsin State Government, Commercial Paper
                     3,000,000      2.38%, 10/04/05                                                             3,000,000

WYOMING
                               Kemmerer, Wyoming, Pollution Control
                       100,000      Variable Rate, 11/01/14                                                       100,000
                               Lincoln County, Wyoming, Pollution Control
                       180,000      Variable Rate, 11/01/14                                                       180,000
                     1,100,000      Variable Rate, 08/01/15                                                     1,100,000
                                                                                                           --------------
TOTAL INVESTMENTS (COST $126,592,794) - 99.8%                                                                 126,592,794

Other assets less liabilities - 0.2%                                                                              276,937
                                                                                                           --------------

TOTAL NET ASSETS - 100.0%
(equivalent to $1.00 per share; 1,000,000,000 shares of $0.01 par value
capital shares authorized; 126,950,699 shares outstanding)                                                  $ 126,869,731
                                                                                                           ==============

Valuation of securities is on the basis of amortized cost, which approximates market value.

See accompanying Notes to Schedules of investments.

NOTES TO SCHEDULES OF INVESTMENTS

SEPTEMBER 30, 2005 (UNAUDITED)

1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

UMB Scout Funds, a Delaware statutory trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently consists of the following eight diversified portfolios: UMB Scout Stock Fund ("Stock"), UMB Scout Growth Fund ("Growth"), UMB Scout Small Cap Fund ("Small Cap"), UMB Scout WorldWide Fund ("WorldWide"), UMB Scout Bond Fund ("Bond"), UMB Scout Money Market Fund - Federal Portfolio ("Money Market - Federal Portfolio"), UMB Scout Money Market Fund - Prime Portfolio ("Money Market - Prime Portfolio") and UMB Scout Tax-Free Money Market Fund ("Tax-Free Money Market") and one non-diversified portfolio:
UMB Scout Kansas Tax-Exempt Bond Fund ("Kansas Tax-Exempt Bond") (individually referred to as a "Fund", or collectively as the "Funds").

The Funds' investment objectives are as follows:

Fund                              Investment Objective

Stock                             Long-term growth of capital and income
Growth                            Long-term growth of capital
Small Cap                         Long-term growth of capital
WorldWide                         Long-term growth of capital and income
Bond                              Maximum current income consistent with quality
                                  and maturity standards
Kansas Tax-Exempt Bond            Current income exempt from regular
                                  federal income Tax and
                                  Kansas state personal
                                  income tax
Money Market - Federal Portfolio  Maximum income consistent with safety of principal and liquidity
Money Market - Prime Portfolio    Maximum income consistent with safety of
                                  principal and liquidity
Tax-Free Money Market             Highest level of income exempt from federal
                                  income tax consistent with quality
                                  and maturity standards

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

A) SECURITY VALUATIONS - Each security listed on an exchange, except Nasdaq National Market(R) and SmallCap(R) securities, is valued at its last sales price on that exchange. Where the security is listed on more than one exchange the Funds will use the price of that exchange which it generally considers to be the principal exchange on which the security is traded. If there are no sales, the security is valued at the mean between the last current closing bid and asked prices. Nasdaq National Market(R) and SmallCap(R) securities are valued at the Nasdaq
     Official Closing Price. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. If the Funds' advisor determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value in accordance with procedures adopted by the Board of Trustees. In addition, the Funds' advisor will value a security at fair value when significant events that materially affect the security's price occur after the last available market price and before the Fund calculates its net asset value. The fair value of securities is determined in good faith by taking into account all appropriate factors relevant to the value of the security.

     Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income and distributions to shareholders are recorded on ex-dividend dates. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis, which is also used for income tax purposes.

B) FOREIGN CURRENCY - Amounts denominated in, or expected to settle in, foreign currencies (FCs) are translated into United States dollars (US$) at rates provided by an independent pricing service on the following basis:

          a. Market value of investment securities, other than assets and liabilities - at the closing rate of exchange on September 30, 2005.

          b.   Purchases and sales of investment securities, income and expenses
               - at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

     The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities; sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the US$ equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

C) AMORTIZATION - Discounts and premiums on securities purchased are amortized over the life of the respective securities.

D) USE OF ESTIMATES - The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

E) GUARANTEES AND INDEMNIFICATIONS - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

At September 30, 2005, the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:



                                                                                                                Net
                                                                      Gross               Gross             Unrealized
                                                 Cost of            Unrealized         Unrealized          Appreciation
                                             Investments for     Appreciation for  (Depreciation) for   (Depreciation) for
                                               Federal Tax         Federal Tax         Federal Tax         Federal Tax
Fund                                            Purposes             Purposes           Purposes             Purposes
                                       ------------------------------------------------------------------------------------
UMB Scout Bond                                $   75,026,145       $    476,393        $   (999,787)        $   (523,394)
UMB Scout Kansas Tax-Exempt                        5,613,360             71,893             (11,174)              60,719
UMB Scout Money Market - Federal                 203,676,146                  -                   -                    -
UMB Scout Money Market - Prime                   525,111,782                  -                   -                    -
UMB Scout Small Cap                              353,631,797         47,807,856         (14,254,596)          33,553,260
UMB Scout Stock                                   80,482,100         15,888,110          (1,350,312)          14,537,798
UMB Scout Growth                                  21,291,601          2,188,257            (249,042)           1,939,215
UMB Scout Tax-Free Money Market                  126,592,794                  -                   -                    -
UMB Scout WorldWide                            1,286,608,661        438,595,051         (21,559,772)         417,035,279



ITEM 2.  CONTROLS AND PROCEDURES

a) The Registrant's principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

     Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UMB Scout Funds
---------------


/s/James L. Moffett
------------------------------
James L. Moffett
Principal Executive Officer
November 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/James L. Moffett
------------------------------
James L. Moffett
Principal Executive Officer
November 16, 2005

/s/C. Warren Green
------------------------------
C. Warren Green
Principal Financial Officer
November 16, 2005